SIGNIFICANT ACCOUNTING POLICIES (Schedules of Concentration of Risk of Account Receivable) (Details) - Accounts Receivable [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Customer A [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	16.00%	14.00%
Customer B [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	12.00%	15.00%
Customer C [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	11.00%	12.00%